Summary of Significant Accounting Policies (Details) - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-term investments:
Wealth management products and structure deposits	$ 12,788,629	$ 11,700,400
Structure deposits		7,249,319
Total	12,788,629	18,949,719
Level 1 [Member]
Short-term investments:
Wealth management products and structure deposits
Structure deposits
Total
Level 2 [Member]
Short-term investments:
Wealth management products and structure deposits	12,788,629	11,700,400
Structure deposits		7,249,319
Total	12,788,629	18,949,719
Level 3 [Member]
Short-term investments:
Wealth management products and structure deposits
Structure deposits
Total